JUNDT FUNDS                                            ------------------------
                                                           SUPPLEMENT DATED
GROWTH WITH AN EDGE (SM)                                  AUGUST 28, 2006 TO
                                                       CLASS I PROSPECTUS DATED
                                                             MAY 1, 2006
                                                       ------------------------

THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 1-800-370-0612.

Jundt Associates, Inc., the Funds' investment adviser, has informed the Board of Directors that declining net assets and increasing expense ratios make it uneconomic to continue the Funds in their present form. Consequently, the Board of Directors will be reviewing the future of the Funds, which may include consolidation, closure or sale. Any gains or losses realized in connection with such events on Fund shares purchased after the date of this Supplement will likely be characterized for tax purposes as short-term. The Funds are designed for long-term investors; depending on the outcome of the Board of Directors' review, long-term investment may not be possible. Therefore, shareholders and other investors should carefully take into account the possibility of short-term gains and losses, as well as the uncertain future of the Funds, if they are considering purchasing Fund shares (including through any automatic investment plan). Once the Board has made a decision regarding the future of the Funds, the Funds will promptly inform shareholders.

JUNDT FUNDS                                          --------------------------
                                                          SUPPLEMENT DATED
GROWTH WITH AN EDGE (SM)                                 AUGUST 28, 2006 TO
                                                     CLASS A, B AND C (AND JUNDT
                                                        GROWTH FUND CLASS I)
                                                          PROSPECTUS DATED
                                                            MAY 1, 2006
                                                     --------------------------


THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 1-800-370-0612.

Jundt Associates, Inc., the Funds' investment adviser, has informed the Board of Directors that declining net assets and increasing expense ratios make it uneconomic to continue the Funds in their present form. Consequently, the Board of Directors will be reviewing the future of the Funds, which may include consolidation, closure or sale. If any of these events occur, shareholders will not be reimbursed for any sales load they paid when purchasing their shares. In addition, any gains or losses realized in connection with such events on Fund shares purchased after the date of this Supplement will likely be characterized for tax purposes as short-term. The Funds are designed for long-term investors; depending on the outcome of the Board of Directors' review, long-term investment may not be possible. Therefore, shareholders and other investors should carefully take into account applicable sales loads and the possibility of short-term gains and losses, as well as the uncertain future of the Funds, if they are considering purchasing Fund shares (including through any automatic investment plan). Once the Board has made a decision regarding the future of the Funds, the Funds will promptly inform shareholders.